Property, plant and equipment, net	12 Months Ended
Mar. 31, 2022
Property, Plant and Equipment [Abstract]
Property, plant and equipment, net

5	Property, plant and equipment, net

Property, plant and equipment, net, consisted of the following:

	March 31,
	2021	2022
	$ in thousands	$ in thousands
Cost
Buildings	17,278	18,383
Construction-in-progress	1,041	1,437
Plant and machinery	9,829	9,848
Furniture, fixtures and equipment	1,879	2,059
Motor vehicles	586	668

	30,613	32,395
Less: accumulated depreciation	(21,113)	(22,400)
	9,500	9,995

During the fiscal years ended March 31, 2020, 2021 and 2022, depreciation expenses charged to the consolidated statements of operations amounted to approximately $841,000, $814,000 and $856,000, respectively. As at March 31, 2021 and 2022 fully depreciated assets that were still in use by the Company amounted to approximately $15,875,000 and $16,927,000, respectively. As at March 31, 2021 and 2022, property, plant and equipment, net that were leased out amounted to approximately $2,714,000 and $3,766,000, respectively.

Property, plant and equipment in Xinxing were assessed for impairment according to the policy described in note 2(h).